7. Debt Discount - Debt Discount (Details) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Beginning Balance, Debt Discount		$ 1,832,888
Debt discount	1,925,191
Accumulated amortization	(92,304)
Ending Balance, Debt Discount		$ 1,832,888